Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value US $0.001 per share
Amount Registered | shares	18,950,164
Proposed Maximum Offering Price per Unit	14.71
Maximum Aggregate Offering Price	$ 278,756,912.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,496.33
Offering Note	(a) Pursuant to Rule 416(a) under the under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Cipher Digital Inc. (the “Registrant”) that may become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(b) Amount Registered represents (i) 12,148,892 additional shares of the Registrant’s common stock to be reserved for issuance under the Cipher Mining Inc. 2021 Incentive Award Plan (the “Plan”) pursuant to the provision of the Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Plan and (ii) 6,801,272 additional shares of the Registrant’s common stock available for issuance under the Plan as a result of forfeited awards and shares withheld to satisfy the applicable tax withholding obligation pursuant to the terms of the Plan.

(c) Amount of Registration Fee estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for shares of the Registrant’s common stock on the NASDAQ Global Select Market on February 23, 2026.